Share-based compensation plan - Restricted shares plan (Details)	3 Months Ended
	Mar. 31, 2026 BRL (R$) shares shares	Mar. 31, 2024 BRL (R$)	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-current provisions for employee benefits | R$	R$ 360,657,000		R$ 332,322,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,035,217		3,076,116
Shares granted	242,383
Restricted stock, year one	232,651
Restricted stock, year two	440,715
Restricted stock, year three	235,794
Restricted stock, year four	1,884,420
Restricted stock, year five	241,637
Non-current provisions for employee benefits | R$	R$ 78,728,000		R$ 80,742,000	R$ 60,226,000
Increase Provision Share Based Payment | R$	12,597,000	R$ 45,642,000
Decrease Provision Share Based Payment | R$	R$ (14,611,000)	R$ (25,126,000)
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$			R$ 50.51
Number of other equity instruments outstanding in share-based payment arrangement			277,249
Shares granted	6,033
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$			R$ 56.09
Number of other equity instruments outstanding in share-based payment arrangement	2,382,333		2,331,602
Shares granted	50,731
Restricted stock, year one	232,651
Restricted stock, year two	440,715
Restricted stock, year four	1,708,967
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$			R$ 60.47
Number of other equity instruments outstanding in share-based payment arrangement	477,431		467,265
Shares granted	10,166
Restricted stock, year three	235,794
Restricted stock, year five	241,637